Public Offering (Details) - USD ($)		9 Months Ended
	Mar. 10, 2020	Sep. 30, 2020	Mar. 31, 2020	Mar. 05, 2020	Jan. 24, 2020	Dec. 31, 2019	Dec. 31, 2018
Public Offering
Common stock, shares authorized		615,000,000				615,000,000	615,000,000
Class A common stock
Public Offering
Common stock, shares authorized		110,000,000				110,000,000	110,000,000
Flying Eagle Acquisition Corp [Member]
Public Offering
Price per share				$ 12.00	$ 12.00
Warrants exercisable term after the completion of a business combination	30 days	30 days
Warrants exercisable term from the closing of the public offering	12 months	12 months
Payments of underwriting discount		$ 13,800,000
Deferred underwriting compensation		$ 24,150,000
Flying Eagle Acquisition Corp [Member] | Class A common stock
Public Offering
Common stock, shares authorized		380,000,000			380,000,000
Price per share		$ 10.00	$ 10.00
Flying Eagle Acquisition Corp [Member] | Public Offering
Public Offering
Sale of Units to the public at $10.00 per unit (in shares)		69,000,000
Price per share	$ 10.00
Number of warrants in a unit	0.25
Payments of underwriting discount	$ 13,800,000
Underwriting discount per unit	$ 0.20
Deferred underwriting compensation	$ 24,150,000
Deferred underwriting discount per unit	$ 0.35
Flying Eagle Acquisition Corp [Member] | Public Offering | Class A common stock
Public Offering
Price per share	$ 11.50
Number of Shares Issued Per Unit	1
Number of shares issuable per warrant	1
Flying Eagle Acquisition Corp [Member] | Over-allotment
Public Offering
Common stock, shares authorized	9,000,000
Sale of Units to the public at $10.00 per unit (in shares)		9,000,000
Number of Shares Issued Per Unit	9,000,000